Daewoong Convertible Notes (Predecessor) (Details) $ in Thousands		1 Months Ended			3 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Jul. 29, 2022 USD ($)	Jul. 21, 2023 USD ($)	May 31, 2021 USD ($) item	Aug. 31, 2020 USD ($) item	Sep. 30, 2022 USD ($)	Jul. 21, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jul. 22, 2022 USD ($)	Sep. 18, 2020 USD ($)	Aug. 27, 2020 USD ($)
Daewoong Convertible Notes
Proceeds from issuance of convertible notes						$ 14,000	$ 44,500	$ 44,500	$ 15,000
Subordinated convertible promissory notes
Daewoong Convertible Notes
Aggregate principal amount										$ 1,000
Interest rate (as a percent)								10.00%		0.00%
Subordinated convertible promissory notes | Daewoong
Daewoong Convertible Notes
Change in the fair value								$ (2,200)	(800)
Principal amount outstanding								60,000	30,000
Estimated fair value								$ 67,300	$ 35,000
Subordinated convertible promissory notes | Daewoong | Convertible promissory note purchase agreement
Daewoong Convertible Notes
Number of promissory notes | item			2	2
Aggregate principal amount				$ 25,000
Interest rate (as a percent)	15.79%			3.00%
Amount of denominator used to calculate number of shares issued upon conversion of debt instrument				$ 25,000
Percentage multiplied calculated on outstanding common stock used in number of shares issued upon conversion of debt instrument				9.99%
Aggregate value of shares immediately prior to IPO				$ 20,000
Minimum percentage of ownership interest pre-IPO after conversion of debt instrument				15.00%
Minimum pre-money valuation of the Company				$ 200,000
Threshold business days for pre-money valuation after conversion of notes				5 days
Proceeds from issuance of convertible notes	$ 30,000
Income (expense) related to decrease (increase) in fair value		$ (10,800)			$ 700	$ (10,400)	$ 11,500
Subordinated convertible promissory notes | Daewoong | Amended convertible promissory note purchase agreement
Daewoong Convertible Notes
Aggregate principal amount			$ 5,000
Amount of denominator used to calculate number of shares issued upon conversion of debt instrument			$ 30,000
Percentage multiplied calculated on outstanding common stock used in number of shares issued upon conversion of debt instrument			11.99%
Aggregate value of shares immediately prior to IPO			$ 24,000
Minimum percentage of ownership interest pre-IPO after conversion of debt instrument			18.00%
Convertible Notes issued on August 27, 2020 | Daewoong | Convertible promissory note purchase agreement
Daewoong Convertible Notes
Aggregate principal amount												$ 10,000
Convertible Notes issued on September 18, 2020 | Daewoong | Convertible promissory note purchase agreement
Daewoong Convertible Notes
Aggregate principal amount											$ 15,000
Percentage multiplied calculated on outstanding common stock used in number of shares issued upon conversion of debt instrument				9.99%